Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Products Acquisition from Pemex Industrial Transformation
During 2019, CFE acquired the following products from Pemex Industrial Transformation:

Product	2019
Heavy fuel oil	Ps.	(23,028,554)
Industrial diesel		(7,248,091)
Freights		(11,772)
Natural Gas		(1,135,644)
Fuel oil		(562,289)
Transport of natural gas		(483,579)

Total	Ps.	(32,469,929)